Consolidated cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows (used in) provided by operating activities
Profit before tax		£ 4,688	£ 7,056	£ 6,094
Adjustments for:
Change in operating assets		(21,996)	8,923	(2,900)
Change in operating liabilities		4,470	(15,325)	16,894
Non-cash and other items		6,051	4,818	(129)
Tax paid	[1]	(1,432)	(1,357)	(670)
Tax refunded	[1]	970	0	21
Net cash (used in) provided by operating activities		(7,249)	4,115	19,310
Cash flows (used in) provided by investing activities
Purchase of financial assets		(10,508)	(10,303)	(7,953)
Proceeds from sale and maturity of financial assets		7,053	5,289	11,041
Purchase of fixed assets	[1]	(3,693)	(3,489)	(2,309)
Purchase of other intangible assets	[1]	(1,246)	(1,473)	(1,395)
Proceeds from sale of fixed assets	[1]	1,183	979	871
Proceeds from sales of goodwill and other intangible assets	[1]	8	0	0
Acquisition of businesses, net of cash acquired		0	(293)	0
Net cash (used in) provided by investing activities		(7,203)	(9,290)	255
Cash flows used in financing activities
Dividends paid to ordinary shareholders		(3,990)	(4,700)	0
Distributions on other equity instruments		(363)	(334)	(241)
Dividends paid to non-controlling interests		0	(39)	(37)
Return of capital contributions		(1)	(1)	(4)
Interest paid on subordinated liabilities		(366)	(335)	(397)
Proceeds from issue of subordinated liabilities		386	670	837
Proceeds from issue of other equity instruments		1,168	745	0
Repayment of subordinated liabilities		0	(251)	(2,216)
Repurchases and redemptions of other equity instruments		(500)	0	0
Borrowings from parent company		2,895	1,942	1,852
Repayments of borrowings to parent company		(1,280)	(931)	0
Interest paid on borrowings from parent company		(200)	(210)	(200)
Net cash used in financing activities		(2,251)	(3,444)	(406)
Effects of exchange rate changes on cash and cash equivalents		(123)	(44)	82
Change in cash and cash equivalents		(16,826)	(8,663)	19,241
Cash and cash equivalents at beginning of year		66,538	75,201	55,960
Cash and cash equivalents at end of year		£ 49,712	£ 66,538	£ 75,201

[1]	1Previously presented in aggregate.